Annual Fund Operating Expenses - NVIT Investor Destinations Balanced Fund	Apr. 30, 2021
Class II Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.83%
Class P Shares
Operating Expenses:
Management Fees	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.68%